Intangible assets	12 Months Ended
Dec. 31, 2021
Intangible assets
Intangible assets

13Intangible assets

	Goodwill	IT software	Total
	£ 000	£ 000	£ 000
Cost or valuation
At January 1, 2020	1,473	682	2,155
Additions	—	233	233
At December 31, 2020	1,473	915	2,388
Additions	—	2,565	2,565
At December 31, 2021	1,473	3,480	4,953
Amortisation
At January 1, 2020	—	95	95
Amortisation charge	—	263	263
At December 31, 2020	—	358	358
Amortisation charge	—	387	387
At December 31, 2021	—	745	745
Net book value
At December 31, 2021	1,473	2,735	4,208
At December 31, 2020	1,473	557	2,030

The amortisation charge of £387 thousand (2020: 263 thousand) is shown in Administrative expenses.

All intangible assets are attributable to the UK.

IT software is third party software licences which includes perpetual licences and implementation costs.

13Intangible assets (continued)

The carrying amounts of the software was reviewed at the reporting date and management determined that there were no indicators of impairment.

The goodwill was recognised on the acquisition of Vertical Advanced Engineering Ltd in July 2019 and related to the Formula 1 approach to the use materials and technologies. The individuals with the specific skill set in relation to this since became embedded within VAGL, along with their respective ways of working.

Management views the business as one cash generating unit (‘CGU’) being the commercialization and development of eVTOL technologies. Management have performed a valuation exercise as part of the capital reorganization and has calculated the fair value of the business, less cost to sell, which has demonstrated that there is no indication of impairment.